Quarterly Holdings Report
for

Fidelity® Small Cap Enhanced Index Fund

November 30, 2019

SCE-QTLY-0120
1.870937.111

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 0.7%
Cogent Communications Group, Inc.	65,675	$4,116,509
Entertainment - 0.0%
Glu Mobile, Inc. (a)	19,973	110,451
Interactive Media & Services - 1.5%
CarGurus, Inc. Class A (a)(b)	93,921	3,765,293
Liberty TripAdvisor Holdings, Inc. (a)	259,753	1,800,088
Yelp, Inc. (a)	110,464	3,830,892
Zedge, Inc. (a)	20,941	36,335
		9,432,608
Media - 0.1%
A.H. Belo Corp. Class A	5,521	16,121
Emerald Expositions Events, Inc.	13,436	134,494
Entercom Communications Corp. Class A (b)	89,754	424,536
National CineMedia, Inc.	2,015	13,521
		588,672
Wireless Telecommunication Services - 0.2%
Shenandoah Telecommunications Co.	26,031	977,464

TOTAL COMMUNICATION SERVICES		15,225,704

CONSUMER DISCRETIONARY - 11.0%
Auto Components - 0.2%
Adient PLC	17,004	371,707
Cooper Tire & Rubber Co.	10,284	296,385
Dana, Inc.	26,268	445,243
Modine Manufacturing Co. (a)	8,447	62,677
		1,176,012
Distributors - 0.1%
Core-Mark Holding Co., Inc.	31,048	836,744
Diversified Consumer Services - 0.8%
American Public Education, Inc. (a)	7,543	186,765
Carriage Services, Inc.	2,424	58,297
Collectors Universe, Inc.	16,051	421,660
Weight Watchers International, Inc. (a)	92,616	4,009,347
		4,676,069
Hotels, Restaurants & Leisure - 1.1%
BJ's Restaurants, Inc.	8,505	349,981
Bloomin' Brands, Inc.	46,654	1,122,029
Brinker International, Inc. (b)	83,018	3,719,206
Dine Brands Global, Inc.	7,351	609,251
RCI Hospitality Holdings, Inc.	19,992	367,853
Scientific Games Corp. Class A (a)	16,129	441,289
The Cheesecake Factory, Inc. (b)	12,855	560,607
		7,170,216
Household Durables - 4.2%
Bassett Furniture Industries, Inc.	2,199	33,469
Beazer Homes U.S.A., Inc. (a)	1,405	21,525
Cavco Industries, Inc. (a)	7,710	1,542,077
Ethan Allen Interiors, Inc.	167,566	2,996,080
Flexsteel Industries, Inc.	22,569	414,818
Installed Building Products, Inc. (a)	5,109	366,315
KB Home	108,677	3,758,051
La-Z-Boy, Inc.	75,466	2,384,726
M.D.C. Holdings, Inc. (b)	41,827	1,655,094
M/I Homes, Inc. (a)	80,823	3,578,034
Meritage Homes Corp. (a)	52,928	3,521,829
Taylor Morrison Home Corp. (a)	145,199	3,371,521
TRI Pointe Homes, Inc. (a)	143,048	2,228,688
Universal Electronics, Inc. (a)	3,041	169,080
		26,041,307
Internet & Direct Marketing Retail - 0.1%
Shutterstock, Inc. (a)	19,296	802,328
Leisure Products - 0.2%
Johnson Outdoors, Inc. Class A (b)	16,991	1,097,619
Specialty Retail - 2.7%
Aaron's, Inc. Class A	11,868	693,091
DSW, Inc. Class A	22,169	365,789
Group 1 Automotive, Inc.	25,132	2,590,858
Haverty Furniture Companies, Inc.	56,385	1,133,902
J.Jill, Inc. (b)	32,351	56,291
Office Depot, Inc.	392,057	874,287
Rent-A-Center, Inc.	75,414	1,963,026
RH (a)(b)	2,891	594,361
Sally Beauty Holdings, Inc. (a)(b)	154,254	2,842,901
Shoe Carnival, Inc. (b)	45,960	1,631,580
Sleep Number Corp. (a)	53,391	2,577,184
Sonic Automotive, Inc. Class A (sub. vtg.)	45,729	1,497,625
Sportsman's Warehouse Holdings, Inc. (a)	20,700	151,317
		16,972,212
Textiles, Apparel & Luxury Goods - 1.6%
Crocs, Inc. (a)	110,276	3,848,632
Deckers Outdoor Corp. (a)	28,902	4,860,738
Rocky Brands, Inc.	10,092	281,365
Steven Madden Ltd.	26,370	1,119,934
Vera Bradley, Inc. (a)	6,886	76,021
		10,186,690

TOTAL CONSUMER DISCRETIONARY		68,959,197

CONSUMER STAPLES - 2.5%
Beverages - 0.7%
Boston Beer Co., Inc. Class A (a)	1,790	687,933
Coca-Cola Bottling Co. Consolidated	12,805	3,459,399
		4,147,332
Food & Staples Retailing - 0.7%
Ingles Markets, Inc. Class A	53,121	2,360,697
Natural Grocers by Vitamin Cottage, Inc. (b)	43,407	405,855
PriceSmart, Inc.	3,329	248,809
Rite Aid Corp. (a)(b)	81,937	742,349
Village Super Market, Inc. Class A (b)	8,079	228,474
Weis Markets, Inc. (b)	7,050	280,802
		4,266,986
Food Products - 0.3%
B&G Foods, Inc. Class A (b)	54,020	894,571
John B. Sanfilippo & Son, Inc.	7,351	718,487
The Simply Good Foods Co. (a)	11,183	308,986
		1,922,044
Personal Products - 0.6%
Edgewell Personal Care Co. (a)	17,911	558,107
MediFast, Inc. (b)	17,354	1,525,590
USANA Health Sciences, Inc. (a)	24,371	1,793,706
		3,877,403
Tobacco - 0.2%
Vector Group Ltd. (b)	93,344	1,254,543

TOTAL CONSUMER STAPLES		15,468,308

ENERGY - 2.3%
Energy Equipment & Services - 0.4%
Archrock, Inc.	248,979	2,093,913
Matrix Service Co. (a)	5,889	123,316
SEACOR Holdings, Inc. (a)	10,266	434,662
		2,651,891
Oil, Gas & Consumable Fuels - 1.9%
Adams Resources & Energy, Inc.	1,391	44,707
Amplify Energy Corp. New (b)	9,902	54,461
Arch Coal, Inc. (b)	19,744	1,463,228
Delek U.S. Holdings, Inc.	32,874	1,127,907
DHT Holdings, Inc.	453,190	3,326,415
GasLog Ltd.	191,461	1,792,075
Montage Resources Corp. (a)(b)	51,295	253,397
Nordic American Tanker Shipping Ltd.	267,873	969,700
PDC Energy, Inc. (a)	35,822	814,234
Scorpio Tankers, Inc.	4,846	166,654
Southwestern Energy Co. (a)(b)	157,293	286,273
Teekay Corp.	19,927	95,849
Teekay Tankers Ltd. (a)	56,995	1,077,206
World Fuel Services Corp.	5,770	244,648
		11,716,754

TOTAL ENERGY		14,368,645

FINANCIALS - 15.9%
Banks - 6.7%
1st Source Corp.	15,071	774,800
Ameris Bancorp	6,726	293,590
BancFirst Corp. (b)	61,334	3,624,226
BankFinancial Corp.	1,132	15,452
BCB Bancorp, Inc.	3,254	44,059
Boston Private Financial Holdings, Inc.	23,896	280,539
Brookline Bancorp, Inc., Delaware	7,737	124,179
Cadence Bancorp Class A	8,269	136,521
Capital City Bank Group, Inc.	3,854	111,496
Cathay General Bancorp(b)	103,426	3,808,145
Codorus Valley Bancorp, Inc.	468	10,067
Community Bank System, Inc.	4,560	309,396
Community Trust Bancorp, Inc.	9,948	447,063
Financial Institutions, Inc.	19,000	619,020
First Bancorp, North Carolina (b)	2,592	101,347
First Bancorp, Puerto Rico	362,501	3,806,261
First Interstate Bancsystem, Inc.	35,323	1,487,098
First Savings Financial Group, Inc.	293	19,719
Fulton Financial Corp. (b)	238,602	4,094,410
Great Southern Bancorp, Inc.	28,405	1,733,557
Hancock Whitney Corp.	106,336	4,318,305
Hilltop Holdings, Inc.	10,904	268,566
Hope Bancorp, Inc.	18,595	269,813
IBERIABANK Corp.	11,574	844,786
International Bancshares Corp.	95,699	4,059,552
Investors Bancorp, Inc.	326,421	3,936,637
Lakeland Bancorp, Inc.	8,630	143,948
National Bankshares, Inc.	495	21,226
OFG Bancorp	48,325	1,036,571
Old National Bancorp, Indiana	10,302	186,260
Peapack-Gladstone Financial Corp.	13,965	417,554
Peoples Bancorp, Inc.	2,667	87,238
Republic Bancorp, Inc., Kentucky Class A	6,185	285,747
Sandy Spring Bancorp, Inc.	14,413	509,644
Sierra Bancorp	14,703	394,040
Simmons First National Corp. Class A	256	6,633
South Plains Financial, Inc.	1,623	30,805
Trustmark Corp. (b)	7,775	267,149
UMB Financial Corp.	25,053	1,685,315
Univest Corp. of Pennsylvania	3,837	100,184
WesBanco, Inc.	28,177	1,027,897
		41,738,815
Capital Markets - 2.7%
Artisan Partners Asset Management, Inc.	110,401	3,275,598
Cohen & Steers, Inc.	57,434	3,855,544
Diamond Hill Investment Group, Inc.	48	6,554
Federated Investors, Inc. Class B (non-vtg.)	7,181	240,707
Houlihan Lokey	17,504	834,416
INTL FCStone, Inc. (a)	49,207	1,968,280
Moelis & Co. Class A	10,304	339,620
Oppenheimer Holdings, Inc. Class A (non-vtg.)	37,134	1,058,690
Piper Jaffray Companies (b)	23,976	1,939,179
Pzena Investment Management, Inc.	8,120	72,187
Waddell & Reed Financial, Inc. Class A (b)	208,402	3,365,692
Westwood Holdings Group, Inc.	4,237	130,754
		17,087,221
Consumer Finance - 1.1%
Enova International, Inc. (a)	131,410	3,026,372
LendingClub Corp. (a)	23,133	319,467
Nelnet, Inc. Class A	51,608	3,251,304
		6,597,143
Diversified Financial Services - 0.2%
Cannae Holdings, Inc. (a)	13,516	506,715
Marlin Business Services Corp.	32,200	690,368
		1,197,083
Insurance - 1.8%
Amerisafe, Inc.	21,912	1,481,251
Crawford & Co. Class B	5,741	58,042
Employers Holdings, Inc.	11,289	485,088
Goosehead Insurance (b)	70,095	2,840,249
Hallmark Financial Services, Inc. (a)	2,782	53,053
Horace Mann Educators Corp.	44,953	1,951,410
Investors Title Co.	525	84,131
National General Holdings Corp.	59,622	1,269,352
RLI Corp.	3,372	308,100
Selective Insurance Group, Inc.	43,371	2,872,028
		11,402,704
Mortgage Real Estate Investment Trusts - 0.1%
Invesco Mortgage Capital, Inc.	8,698	141,256
Ladder Capital Corp. Class A	30,995	535,904
		677,160
Thrifts & Mortgage Finance - 3.3%
Columbia Financial, Inc. (a)	4,677	77,919
Dime Community Bancshares, Inc.	2,608	52,577
Essent Group Ltd.	91,102	4,978,724
Farmer Mac Class C (non-vtg.)	13,185	1,095,014
First Defiance Financial Corp.	14,211	428,462
HomeStreet, Inc. (a)	7,602	242,656
Northwest Bancshares, Inc. (b)	204,973	3,410,751
Pennymac Financial Services, Inc.	779	26,727
Radian Group, Inc.	168,250	4,347,580
Southern Missouri Bancorp, Inc.	10	374
Walker & Dunlop, Inc.	59,075	3,877,683
Washington Federal, Inc.	39,278	1,445,823
Waterstone Financial, Inc.	40,066	756,045
		20,740,335

TOTAL FINANCIALS		99,440,461

HEALTH CARE - 18.2%
Biotechnology - 6.4%
ACADIA Pharmaceuticals, Inc. (a)	42,927	1,944,164
Acceleron Pharma, Inc. (a)	7,289	356,869
Adverum Biotechnologies, Inc. (a)(b)	19,361	211,229
Affimed NV (a)	144,229	372,111
Aimmune Therapeutics, Inc. (a)(b)	2,881	80,438
Allakos, Inc. (a)(b)	2,481	235,695
Allogene Therapeutics, Inc. (a)(b)	1,335	37,620
Amicus Therapeutics, Inc. (a)	47,182	494,467
Anika Therapeutics, Inc. (a)	12,311	711,576
Apellis Pharmaceuticals, Inc. (a)	21,957	590,204
Ardelyx, Inc. (a)	79,804	592,944
Arena Pharmaceuticals, Inc. (a)	10,661	505,118
Arrowhead Pharmaceuticals, Inc. (a)(b)	37,476	2,736,123
Athenex, Inc. (a)(b)	3,668	57,147
Audentes Therapeutics, Inc. (a)	3,428	99,515
Avid Bioservices, Inc. (a)	19,086	105,164
Baudax Bio, Inc. (a)(b)	15,887	85,313
Biohaven Pharmaceutical Holding Co. Ltd. (a)	6,480	371,434
Biospecifics Technologies Corp. (a)	1,922	105,710
Blueprint Medicines Corp. (a)	18,944	1,554,166
Calithera Biosciences, Inc. (a)	3	15
CareDx, Inc. (a)	25,650	526,338
Catalyst Pharmaceutical Partners, Inc. (a)	116,418	540,180
ChemoCentryx, Inc. (a)	2,274	68,970
Chimerix, Inc. (a)	152,688	335,914
Coherus BioSciences, Inc. (a)	33,442	601,622
CTI BioPharma Corp. (a)(b)	33,406	31,589
CytomX Therapeutics, Inc. (a)	12,026	75,283
Deciphera Pharmaceuticals, Inc. (a)	14,442	682,962
Dicerna Pharmaceuticals, Inc. (a)	2,996	72,084
Eagle Pharmaceuticals, Inc. (a)	10,820	632,754
Editas Medicine, Inc. (a)(b)	4,442	134,504
Emergent BioSolutions, Inc. (a)	16,456	902,776
Enanta Pharmaceuticals, Inc. (a)	308	19,607
Epizyme, Inc. (a)	5,332	88,085
Esperion Therapeutics, Inc. (a)(b)	1,441	74,010
Fate Therapeutics, Inc. (a)	17,177	268,305
FibroGen, Inc. (a)	28,902	1,224,578
Global Blood Therapeutics, Inc. (a)(b)	12,503	831,450
Gossamer Bio, Inc.	934	23,817
Halozyme Therapeutics, Inc. (a)	65,595	1,271,887
Heron Therapeutics, Inc. (a)(b)	10,089	257,875
ImmunoGen, Inc. (a)	139,739	504,458
Immunomedics, Inc. (a)(b)	36,836	691,780
Insmed, Inc. (a)	13,026	300,249
Intercept Pharmaceuticals, Inc. (a)(b)	4,454	482,680
Invitae Corp. (a)(b)	42,609	847,919
Iovance Biotherapeutics, Inc. (a)	23,957	546,938
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	81,131	975,195
Kura Oncology, Inc. (a)	7,802	124,364
Ligand Pharmaceuticals, Inc. Class B (a)(b)	3,273	369,849
Mirati Therapeutics, Inc. (a)(b)	10,478	1,055,868
Momenta Pharmaceuticals, Inc. (a)	11,668	196,022
Myriad Genetics, Inc. (a)	35,145	904,632
Natera, Inc. (a)	29,807	1,087,657
Oncternal Therapeutics, Inc. rights (a)(c)	1,148	0
Opko Health, Inc. (a)(b)	250,251	397,899
Pfenex, Inc. (a)	29,765	308,961
Pieris Pharmaceuticals, Inc. (a)	98	399
Portola Pharmaceuticals, Inc. (a)(b)	16,581	473,388
Principia Biopharma, Inc. (a)	9,555	342,356
PTC Therapeutics, Inc. (a)	10,659	500,547
Puma Biotechnology, Inc. (a)(b)	41,495	393,788
Ra Pharmaceuticals, Inc. (a)	15,136	707,305
Radius Health, Inc. (a)	26,905	602,672
Recro Pharma, Inc. (a)(b)	32,980	545,489
REGENXBIO, Inc. (a)	9,465	396,205
Repligen Corp. (a)	19,691	1,747,576
Retrophin, Inc. (a)	16,713	231,809
Sangamo Therapeutics, Inc. (a)	3,930	42,444
Spark Therapeutics, Inc. (a)	3,343	371,541
Syndax Pharmaceuticals, Inc. (a)	9,389	68,446
The Medicines Company (a)(b)	26,848	2,260,602
Ultragenyx Pharmaceutical, Inc. (a)	8,709	345,312
Vanda Pharmaceuticals, Inc. (a)	38,568	645,243
Veracyte, Inc. (a)	30,518	876,477
Vericel Corp. (a)	14,120	263,479
Voyager Therapeutics, Inc. (a)	3,890	53,060
Xencor, Inc. (a)	11,916	469,490
		40,043,711
Health Care Equipment & Supplies - 5.0%
Cardiovascular Systems, Inc. (a)	52,369	2,385,932
ConforMis, Inc. (a)	339,449	631,375
Haemonetics Corp. (a)	41,266	4,976,680
Integer Holdings Corp. (a)	51,070	3,873,660
Invacare Corp.	27,984	244,300
Lantheus Holdings, Inc. (a)	63,447	1,326,042
LeMaitre Vascular, Inc. (b)	5,063	180,091
Meridian Bioscience, Inc.	197,948	1,811,224
Mesa Laboratories, Inc. (b)	866	202,748
Natus Medical, Inc. (a)	7,091	226,841
Nevro Corp. (a)	7,971	890,998
Novocure Ltd. (a)	61,726	5,689,899
Orthofix International NV (a)	39,237	1,781,360
SurModics, Inc. (a)	56,931	2,336,448
Tandem Diabetes Care, Inc. (a)	64,816	4,474,248
Wright Medical Group NV (a)	17,599	523,922
		31,555,768
Health Care Providers & Services - 3.4%
Amedisys, Inc. (a)	18,275	2,978,094
Apollo Medical Holdings, Inc. (a)(b)	44,026	804,355
Brookdale Senior Living, Inc. (a)	35,952	256,697
Community Health Systems, Inc. (a)	64,596	206,707
Corvel Corp. (a)	39,813	3,284,971
Diplomat Pharmacy, Inc. (a)	265	1,365
Magellan Health Services, Inc. (a)	16,797	1,305,631
National Healthcare Corp.	42,111	3,579,435
Owens & Minor, Inc.	22,673	150,095
Patterson Companies, Inc.	21,307	414,634
Providence Service Corp. (a)	35,294	2,106,699
Select Medical Holdings Corp. (a)	82,136	1,816,027
Tenet Healthcare Corp. (a)	135,900	4,375,980
U.S. Physical Therapy, Inc.	2,811	328,493
		21,609,183
Health Care Technology - 1.9%
Allscripts Healthcare Solutions, Inc. (a)	344,452	3,713,193
HealthStream, Inc. (a)	20,339	592,475
HMS Holdings Corp. (a)	109,291	3,300,588
Nextgen Healthcare, Inc. (a)	206,879	3,810,711
Teladoc Health, Inc. (a)(b)	3,025	253,314
		11,670,281
Life Sciences Tools & Services - 0.4%
Fluidigm Corp. (a)	16,394	41,313
Medpace Holdings, Inc. (a)	13,691	1,049,689
NeoGenomics, Inc. (a)	16,874	435,518
Syneos Health, Inc. (a)	14,322	786,421
		2,312,941
Pharmaceuticals - 1.1%
Amneal Pharmaceuticals, Inc. (a)	28,962	108,897
Corcept Therapeutics, Inc. (a)(b)	33,381	428,278
Endo International PLC (a)	97,342	494,497
Lannett Co., Inc. (a)(b)	36,641	323,174
Mallinckrodt PLC (a)(b)	145,592	548,882
MyoKardia, Inc. (a)	8,505	554,101
Pacira Biosciences, Inc. (a)	20,481	946,632
Phibro Animal Health Corp. Class A	20,575	499,150
Prestige Brands Holdings, Inc. (a)	31,501	1,189,793
Reata Pharmaceuticals, Inc. (a)	5,139	1,002,773
Supernus Pharmaceuticals, Inc. (a)	8,724	203,967
Zogenix, Inc. (a)(b)	6,468	309,041
		6,609,185

TOTAL HEALTH CARE		113,801,069

INDUSTRIALS - 17.7%
Aerospace & Defense - 2.2%
AAR Corp.	83,015	3,709,940
Aerojet Rocketdyne Holdings, Inc. (a)	27,355	1,209,091
Astronics Corp. (a)	60,051	1,750,487
Moog, Inc. Class A	46,027	3,952,338
Parsons Corp.	76,877	3,077,386
		13,699,242
Building Products - 1.1%
Advanced Drain Systems, Inc.	25,782	983,841
Caesarstone Sdot-Yam Ltd.	1,756	27,499
Gibraltar Industries, Inc. (a)	18,340	957,715
Griffon Corp.	3,620	76,816
Quanex Building Products Corp.	13,202	256,911
Simpson Manufacturing Co. Ltd.	11,452	929,902
Trex Co., Inc. (a)	27,768	2,389,714
Universal Forest Products, Inc.	19,917	987,883
		6,610,281
Commercial Services & Supplies - 4.1%
ADS Waste Holdings, Inc. (a)	2,465	81,222
Brady Corp. Class A	51,036	2,909,052
Deluxe Corp.	75,242	3,843,361
Herman Miller, Inc.	86,104	4,114,049
HNI Corp.	4,104	161,246
Kimball International, Inc. Class B	166,045	3,550,042
Knoll, Inc.	35,412	975,955
LSC Communications, Inc.	28,638	12,360
Mobile Mini, Inc.	11,429	433,845
R.R. Donnelley & Sons Co.	118,897	472,021
Steelcase, Inc. Class A	199,568	3,616,172
Tetra Tech, Inc.	16,666	1,471,441
UniFirst Corp.	19,746	4,072,613
VSE Corp.	3,798	154,920
		25,868,299
Construction & Engineering - 1.0%
Comfort Systems U.S.A., Inc.	5,564	284,320
EMCOR Group, Inc.	53,109	4,722,983
Great Lakes Dredge & Dock Corp. (a)	94,696	1,011,353
MYR Group, Inc. (a)	6,002	206,229
Primoris Services Corp.	15,873	349,523
		6,574,408
Electrical Equipment - 3.2%
Atkore International Group, Inc. (a)	95,819	3,997,569
AZZ, Inc.	38,799	1,477,078
Encore Wire Corp.	54,938	3,205,083
EnerSys	59,977	4,208,586
Generac Holdings, Inc. (a)	39,583	3,898,926
Powell Industries, Inc.	55,629	2,313,610
Preformed Line Products Co.	11,586	833,033
Thermon Group Holdings, Inc. (a)	7,157	187,800
		20,121,685
Machinery - 1.3%
Federal Signal Corp.	3,189	105,046
Gorman-Rupp Co.	7,313	270,654
Hillenbrand, Inc.	78,434	2,480,083
Hurco Companies, Inc.	22,186	793,815
Hyster-Yale Materials Handling Class A	12,735	754,294
L.B. Foster Co. Class A (a)	5,688	107,731
Mueller Industries, Inc.	18,894	593,083
Park-Ohio Holdings Corp.	14,375	454,681
Rexnord Corp. (a)	44,684	1,411,568
Wabash National Corp.	35,489	558,952
Watts Water Technologies, Inc. Class A	3,406	330,246
		7,860,153
Marine - 0.1%
Costamare, Inc.	60,209	495,520
Safe Bulkers, Inc. (a)	79,915	139,851
		635,371
Professional Services - 2.9%
Barrett Business Services, Inc.	20,307	1,794,327
CRA International, Inc.	5,546	284,343
Heidrick & Struggles International, Inc.	79,460	2,464,849
Insperity, Inc.	12,145	944,517
Kelly Services, Inc. Class A (non-vtg.)	44,531	975,674
Kforce, Inc.	87,030	3,439,426
Korn Ferry	43,751	1,718,539
Resources Connection, Inc.	194,693	3,008,007
TriNet Group, Inc. (a)	59,598	3,262,991
		17,892,673
Road & Rail - 0.3%
ArcBest Corp.	19,060	548,547
Marten Transport Ltd.	64,519	1,363,286
Universal Logistics Holdings, Inc.	6,246	124,545
		2,036,378
Trading Companies & Distributors - 1.5%
Applied Industrial Technologies, Inc.	26,719	1,706,008
BMC Stock Holdings, Inc. (a)	15,806	468,016
GATX Corp. (b)	6,701	541,642
GMS, Inc. (a)	30,224	935,735
Herc Holdings, Inc. (a)	14,535	679,657
Rush Enterprises, Inc. Class A	82,199	3,766,358
Systemax, Inc.	45,826	1,061,330
Titan Machinery, Inc. (a)	19,992	269,292
		9,428,038

TOTAL INDUSTRIALS		110,726,528

INFORMATION TECHNOLOGY - 14.3%
Communications Equipment - 0.6%
Acacia Communications, Inc. (a)	2,062	137,412
Calix Networks, Inc. (a)	264,551	2,050,270
Comtech Telecommunications Corp.	18,477	698,246
Digi International, Inc. (a)	22,984	410,035
Tessco Technologies, Inc.	7,283	81,715
		3,377,678
Electronic Equipment & Components - 2.3%
Anixter International, Inc. (a)	2,165	185,844
Badger Meter, Inc. (b)	3,868	239,816
Belden, Inc.	54,255	2,915,664
Benchmark Electronics, Inc.	30,623	1,055,575
ePlus, Inc. (a)	4,756	397,459
Insight Enterprises, Inc. (a)	58,915	3,864,235
Kimball Electronics, Inc. (a)	68,249	1,197,087
PC Connection, Inc.	24,514	1,209,030
Sanmina Corp. (a)	18,382	584,731
ScanSource, Inc. (a)	42,728	1,513,426
Tech Data Corp. (a)	7,172	1,039,151
Vishay Intertechnology, Inc.	11,405	226,845
		14,428,863
IT Services - 1.8%
CSG Systems International, Inc.	49,474	2,829,418
EVERTEC, Inc.	100,073	3,244,367
Maximus, Inc.	9,752	727,987
Perspecta, Inc.	80,281	2,214,150
Sykes Enterprises, Inc. (a)(b)	68,890	2,420,795
		11,436,717
Semiconductors & Semiconductor Equipment - 5.5%
Adesto Technologies Corp. (a)(b)	707	5,090
Ambarella, Inc. (a)	30,698	1,680,409
Amkor Technology, Inc. (a)	278,920	3,372,143
Brooks Automation, Inc.	5,468	244,802
Cirrus Logic, Inc. (a)	63,945	4,584,857
Diodes, Inc. (a)	65,643	3,028,768
Enphase Energy, Inc. (a)(b)	68,320	1,494,158
Impinj, Inc. (a)(b)	11,404	359,910
Lattice Semiconductor Corp. (a)	199,142	3,761,792
NeoPhotonics Corp. (a)	397,576	3,260,123
NVE Corp.	281	17,869
Power Integrations, Inc.	25,823	2,362,546
Rambus, Inc. (a)	63,307	826,156
Silicon Laboratories, Inc. (a)	37,999	4,025,234
SunPower Corp. (a)(b)	71,379	534,629
Synaptics, Inc. (a)	64,931	3,711,456
Ultra Clean Holdings, Inc. (a)	37,450	832,888
Veeco Instruments, Inc. (a)	13,072	178,956
		34,281,786
Software - 3.9%
Agilysys, Inc. (a)	91,147	2,308,754
Alarm.com Holdings, Inc. (a)	17,277	753,623
BlackLine, Inc. (a)	33,228	1,788,331
Box, Inc. Class A(a)	231,940	4,230,586
CommVault Systems, Inc. (a)	44,287	2,241,808
Cornerstone OnDemand, Inc. (a)	37,876	2,335,813
MobileIron, Inc. (a)	391,343	1,890,187
Progress Software Corp.	91,719	3,853,115
Rimini Street, Inc. (a)	972	3,859
SPS Commerce, Inc. (a)	21,415	1,206,307
TeleNav, Inc. (a)	12,935	73,988
Tenable Holdings, Inc. (a)	9,611	260,939
TiVo Corp.	101,862	795,542
Verint Systems, Inc. (a)	32,953	1,601,845
Workiva, Inc. (a)	3,602	156,219
Yext, Inc. (a)(b)	56,592	976,778
		24,477,694
Technology Hardware, Storage & Peripherals - 0.2%
Avid Technology, Inc. (a)(b)	172,748	1,359,527

TOTAL INFORMATION TECHNOLOGY		89,362,265

MATERIALS - 5.0%
Chemicals - 2.1%
FutureFuel Corp.	124,971	1,402,175
Hawkins, Inc.	1,785	73,756
Koppers Holdings, Inc. (a)	11,428	423,407
Kraton Performance Polymers, Inc. (a)	107,961	2,432,361
Orion Engineered Carbons SA	16,919	307,587
PolyOne Corp.	46,882	1,478,189
Stepan Co.	32,965	3,194,309
Tredegar Corp.	3,493	75,204
Trinseo SA	16,259	617,679
Tronox Holdings PLC	285,533	3,306,472
		13,311,139
Construction Materials - 0.5%
Forterra, Inc. (a)	223,168	2,479,396
Summit Materials, Inc. (a)	25,611	611,335
		3,090,731
Containers & Packaging - 0.5%
Myers Industries, Inc.	171,851	2,844,134
Metals & Mining - 1.3%
Materion Corp.	41,285	2,430,035
Novagold Resources, Inc. (a)	21,712	151,198
Schnitzer Steel Industries, Inc. Class A	61,833	1,332,501
SunCoke Energy, Inc.	175,595	899,046
Worthington Industries, Inc.	89,922	3,444,013
		8,256,793
Paper & Forest Products - 0.6%
Boise Cascade Co.	48,477	1,838,248
Louisiana-Pacific Corp.	4,119	122,170
Schweitzer-Mauduit International, Inc.	45,637	2,001,639
		3,962,057

TOTAL MATERIALS		31,464,854

REAL ESTATE - 7.2%
Equity Real Estate Investment Trusts (REITs) - 5.5%
Agree Realty Corp.	3,873	289,623
Alexanders, Inc.	662	216,050
American Assets Trust, Inc.	70,904	3,370,067
Braemar Hotels & Resorts, Inc.	9,505	93,244
CorePoint Lodging, Inc.	20,312	205,354
Corrections Corp. of America	190,771	2,890,181
DiamondRock Hospitality Co.	143,056	1,473,477
EastGroup Properties, Inc.	8,471	1,153,665
Franklin Street Properties Corp.	8,098	70,534
Healthcare Realty Trust, Inc.	10,509	348,794
Investors Real Estate Trust	1,024	79,176
Kite Realty Group Trust	61,927	1,198,287
Lexington Corporate Properties Trust	168,607	1,868,166
New Senior Investment Group, Inc.	48,429	380,168
Piedmont Office Realty Trust, Inc. Class A	13,050	288,666
PS Business Parks, Inc.	23,412	4,134,325
Rexford Industrial Realty, Inc.	3,912	187,228
RLJ Lodging Trust	179,542	3,068,373
Senior Housing Properties Trust (SBI)	390,021	2,854,954
Seritage Growth Properties	4,499	190,218
Sunstone Hotel Investors, Inc.	301,729	4,224,206
Tanger Factory Outlet Centers, Inc. (b)	45,779	696,756
The GEO Group, Inc.	83,940	1,163,408
Xenia Hotels & Resorts, Inc.	187,703	3,953,025
		34,397,945
Real Estate Management & Development - 1.7%
Gyrodyne LLC (a)	346	6,678
Kennedy-Wilson Holdings, Inc.	63,016	1,424,792
Marcus & Millichap, Inc. (a)	11,711	430,496
Maui Land & Pineapple, Inc. (a)	3,320	37,682
Newmark Group, Inc.	292,620	3,818,691
RE/MAX Holdings, Inc.	6,961	266,954
Realogy Holdings Corp. (b)	125,444	1,313,399
The RMR Group, Inc.	72,318	3,396,776
		10,695,468

TOTAL REAL ESTATE		45,093,413

UTILITIES - 2.4%
Electric Utilities - 1.4%
Allete, Inc.	33,322	2,669,425
El Paso Electric Co.	3,064	207,800
Otter Tail Corp.	20,824	1,023,708
Portland General Electric Co.	82,685	4,589,844
Spark Energy, Inc. Class A,	14,649	161,578
		8,652,355
Gas Utilities - 0.0%
Southwest Gas Holdings, Inc.	561	42,501
Independent Power and Renewable Electricity Producers - 0.7%
Atlantic Power Corp. (a)	91,607	216,193
Clearway Energy, Inc.:
Class A (b)	166,427	3,158,784
Class C	2,751	54,552
Pattern Energy Group, Inc.	30,738	845,910
		4,275,439
Multi-Utilities - 0.1%
Black Hills Corp.	8,702	666,312
Water Utilities - 0.2%
American States Water Co.	11,039	941,516
AquaVenture Holdings Ltd. (a)	5,971	132,914
Consolidated Water Co., Inc.	1,205	20,099
York Water Co.	3,642	161,450
		1,255,979

TOTAL UTILITIES		14,892,586

TOTAL COMMON STOCKS
(Cost $536,180,457)		618,803,030
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.64% 3/19/20 (d)
(Cost $248,767)	250,000	248,841
	Shares	Value

Money Market Funds - 7.8%
Fidelity Cash Central Fund 1.61% (e)	6,497,570	$6,498,869
Fidelity Securities Lending Cash Central Fund 1.61% (e)(f)	42,153,974	42,158,189
TOTAL MONEY MARKET FUNDS
(Cost $48,654,305)		48,657,058
TOTAL INVESTMENT IN SECURITIES - 106.8%
(Cost $585,083,529)		667,708,929
NET OTHER ASSETS (LIABILITIES) - (6.8)%(g)		(42,280,370)
NET ASSETS - 100%		$625,428,559

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	82	Dec. 2019	$6,657,580	$355,166	$355,166

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $248,841.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) Includes $14,688 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$103,737
Fidelity Securities Lending Cash Central Fund	394,493
Total	$498,230

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.